Expense Example - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 30, 2025 USD ($)
VIP Balanced Portfolio - Initial Class
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	530
VIP Balanced Portfolio - Service Class
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	653
VIP Balanced Portfolio - Service Class 2
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835